Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	17.72%	21.28%	19.51%	(14.12%)	26.60%	11.69%	28.10%	(6.39%)	21.11%	7.04%
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	17.54%	24.15%	24.02%	(15.28%)	30.50%	11.96%	27.92%	(6.85%)	19.83%	10.86%
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	17.22%	24.42%	26.52%	(19.14%)	26.38%	20.86%	31.38%	(4.80%)	21.59%	12.05%
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	17.81%	24.91%	26.24%	(18.21%)	28.67%	18.36%	31.44%	(4.41%)	21.73%	11.86%
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	12.55%	17.04%	25.04%	(25.37%)	12.57%	32.93%	27.95%	(9.02%)	18.26%	16.77%
SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	9.79%	16.70%	11.77%	(17.18%)	25.41%	13.10%	23.78%	(10.89%)	9.45%	17.91%
SMALL CAP II FUND | SIIT Small Cap II Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	12.90%	13.45%	14.96%	(15.39%)	20.93%	19.84%	25.02%	(9.47%)	12.09%	15.44%
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	3.68%	11.98%	12.84%	(17.80%)	26.36%	12.27%	25.56%	(11.02%)	13.65%	16.62%
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	17.99%	25.20%	22.53%	(15.77%)	32.97%	13.17%	28.11%
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	10.75%	15.96%	4.76%	(0.44%)	20.36%	(1.88%)	23.94%	(2.21%)	15.31%	13.77%
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	17.90%	15.37%	8.87%	(3.41%)	18.86%	(2.71%)	20.59%	(4.37%)	17.65%
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	29.32%	7.23%	16.94%	(16.63%)	7.33%	14.60%	23.75%	(15.99%)	29.51%	3.89%
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	27.87%	6.89%	14.97%	(14.21%)	9.30%	16.54%	24.81%	(15.01%)	32.97%	7.14%
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	39.81%	9.25%	16.63%	(19.33%)	8.06%	17.30%	18.91%	(17.59%)	33.51%	10.26%
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	6.15%	8.34%	9.85%	(1.16%)	2.67%	2.64%	5.82%	1.82%	3.92%	4.20%
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	7.54%	1.53%	6.51%	(14.12%)	(1.36%)	9.47%	9.56%	0.11%	4.19%	3.38%
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	7.96%	9.85%	13.66%	(11.39%)	10.12%	5.98%	13.95%	(2.04%)	8.04%	17.27%
LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	6.79%	(2.93%)	8.45%	(26.88%)	(1.96%)	18.20%	21.08%	(5.17%)	11.72%	8.24%
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	7.36%	(2.43%)	9.45%	(25.72%)	(2.58%)	16.52%	21.40%	(6.25%)	11.65%	8.54%
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	5.07%	5.72%	6.23%	(0.92%)	0.25%	2.04%	3.56%	1.87%	1.77%	1.85%
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	20.34%	3.15%	14.70%	(14.53%)	(4.93%)	4.68%	15.54%	(8.11%)	15.31%	10.46%
REAL RETURN FUND | SIIT Real Return Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	6.53%	4.53%	4.37%	(4.06%)	5.41%	5.64%	5.01%	0.31%	0.73%	3.05%
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	5.87%	4.84%	5.39%	(3.56%)	(0.04%)	4.01%	3.86%	1.83%	1.30%	1.75%
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	7.39%	2.29%	7.70%	(15.03%)	(1.47%)	10.66%	12.40%	(1.62%)	5.65%	5.09%
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	20.26%	25.36%	21.99%	(16.09%)	31.58%	20.71%	27.71%	(7.76%)	19.78%	12.27%
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	8.49%	4.72%	(1.00%)	9.20%	11.43%	(0.52%)	6.32%	(2.92%)	(1.13%)	4.24%